Shareholder Report, Holdings (Details) - C000049878	Oct. 31, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	58.10%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.30%)
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	102.90%
CurrencyExposure_Short_Hungary
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
CurrencyExposure_Short_United Kingdom
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	65.60%